INCOME TAXES (Details 3) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Inventory	$ 5,179,000	$ 1,659,000
Plant, equipment and mining properties	35,675,000	34,846,000	$ 35,658,000
Net deferred income tax liabilities	(1,781,000)	(1,369,000)
Deferred income tax assets and liabilities [Member]
Statement [Line Items]
Reclamation provision	272,000	304,000
Non-capital losses	3,525,000	3,383,000
Other deductible temporary differences	543,000	562,000
Inventory	0	(2,000)
Capitalized to exploration and evaluation assets	(3,326,000)	(3,349,000)
Plant, equipment and mining properties	(2,795,000)	(2,267,000)
Net deferred income tax liabilities	$ (1,781,000)	$ (1,369,000)